John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 96.7%		$286,270,067
(Cost $212,244,476)
Belgium 5.3%		15,776,219
Anheuser-Busch InBev SA/NV	295,739	15,776,219
France 6.5%		19,167,115
Danone SA	272,133	16,107,279
Sodexo SA	28,262	3,059,836
Italy 7.2%		21,376,567
Ferrari NV	50,287	14,415,774
Salvatore Ferragamo SpA	430,331	6,960,793
Netherlands 8.7%		25,764,487
EXOR NV (A)	146,450	12,162,013
Heineken Holding NV	159,831	13,602,474
Spain 3.7%		11,054,148
Cellnex Telecom SA (A)(B)	272,770	11,054,148
Switzerland 1.2%		3,605,116
Cie Financiere Richemont SA, A Shares	22,643	3,605,116
Taiwan 3.5%		10,305,711
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	104,531	10,305,711
United Kingdom 5.0%		14,862,808
Associated British Foods PLC	281,714	6,406,680
GSK PLC	407,968	6,847,432
Haleon PLC	406,676	1,608,696
United States 55.6%		164,357,896
Alphabet, Inc., Class A (A)	103,067	12,663,842
Amazon.com, Inc. (A)	203,591	24,549,003
American Tower Corp.	28,243	5,209,139
Analog Devices, Inc.	32,844	5,836,050
CarGurus, Inc. (A)	303,406	5,700,999
CDW Corp.	25,551	4,386,851
Comcast Corp., Class A	346,861	13,648,980
Danaher Corp.	18,208	4,180,921
eBay, Inc.	367,298	15,624,857
Liberty Media Corp.-Liberty Formula One, Series A (A)	200,863	12,684,498
Moderna, Inc. (A)	68,813	8,788,108
Oracle Corp.	157,174	16,651,014
Salesforce, Inc. (A)	61,763	13,796,619
The Hain Celestial Group, Inc. (A)	156,170	1,906,836
The Walt Disney Company (A)	42,841	3,768,294

Vail Resorts, Inc.	13,052	3,174,246
Walmart, Inc.	80,259	11,787,639
Warrants 0.3%		$721,157
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	583,817	721,157

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.8%			$8,379,125
(Cost $8,379,125)
Short-term funds 2.8%			8,379,125
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.9357(C)	8,379,125	8,379,125

Total investments (Cost $220,623,601) 99.8%	$295,370,349
Other assets and liabilities, net 0.2%	544,493
Total net assets 100.0%	$295,914,842

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following sector composition as a percentage of net assets on 5-31-23:
Consumer discretionary	24.4%
Consumer staples	22.7%
Communication services	20.1%
Information technology	17.3%
Health care	6.7%
Financials	4.1%
Real estate	1.7%
Short-term investments and other	3.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$15,776,219	—	$15,776,219	—
France	19,167,115	—	19,167,115	—
Italy	21,376,567	$14,415,774	6,960,793	—
Netherlands	25,764,487	—	25,764,487	—
Spain	11,054,148	—	11,054,148	—
Switzerland	3,605,116	—	3,605,116	—
Taiwan	10,305,711	10,305,711	—	—
United Kingdom	14,862,808	—	14,862,808	—
United States	164,357,896	164,357,896	—	—
Warrants	721,157	721,157	—	—
Short-term investments	8,379,125	8,379,125	—	—
Total investments in securities	$295,370,349	$198,179,663	$97,190,686	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|